                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   4Q04
                                               ---------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Graham Partners, LP
      -------------------------------------------------------------------------

Address: 200 Park Avenue
        -----------------------------------------------------------------------
         Suite 3900
        -----------------------------------------------------------------------
         New York, NY 10166
        -----------------------------------------------------------------------

Form 13F File Number: 28-06273
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Monica Graham
      -------------------------------------------------------------------------

Title: General Partner
      -------------------------------------------------------------------------

Phone: 212-808-7430
      -------------------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Monica Graham                New York, NY                    2-23-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total:
                                        -------------

Form 13F Information Table Value Total: $119,169
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


               ITEM 1           ITEM 2    ITEM 3        ITEM 4          ITEM 5       ITEM 6          ITEM 7          ITEM 8

           NAME OF ISSUER      TITLE OF   CUSIP #     FAIR MARKET     SHARES OF   INVEST. DISC.       MANA-      VOTING AUTHORITY
                                CLASS                    VALUE        PRINCIPAL                       GERS
                                                                        AMOUNT    SOLE  SHARED OTHER         SOLE      SHARED   NONE
                                                                                   (A)   (B)    (C)          (A)         (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC              COMMON      02209S103     458,250.00      7,500 N  X                     GRAP      7,500   -      -
***DANKA BUSINESS SYSTEMS     OTC EQ      236277109     158,000.00     50,000 N  X                     GRAP     50,000   -      -
***EIDOS PLC-SPONSORED ADR    OTC EQ      282485101     176,904.00    105,300 N  X                     GRAP    105,300   -      -
***ELBIT VISION SYSTEMS LT    OTC EQ      M37576101      89,900.00    145,000 N  X                     GRAP    145,000   -      -
***TAIWAN SEMICONDUCTOR MF    COMMON      874039100     981,639.00    115,623 N  X                     GRAP    115,623   -      -
***TECNOMATIX TECHNOLOGIES    OTC EQ      M8743P105     719,516.00     46,813 N  X                     GRAP     46,813   -      -
***TTI TEAM TELECOM           OTC EQ      M88258104     332,580.00    138,000 N  X                     GRAP    138,000   -      -
3DFX INTERACTIVE INC          OTC EQ      88553X103      13,081.00    402,500 N  X                     GRAP    402,500   -      -
ABOVENET INC                  OTC EQ      00374N107   2,240,000.00     70,000 N  X                     GRAP     70,000   -      -
ADAPTEC INC                   OTC EQ      00651F108     151,800.00     20,000 N  X                     GRAP     20,000   -      -
ADTRAN INC                    OTC EQ      00738A106     191,400.00     10,000 N  X                     GRAP     10,000   -      -
AGERE SYS INC                 COMMON      00845V100      41,237.00     30,100 N  X                     GRAP     30,100   -      -
ANSWERTHINK INC               OTC EQ      36916104      359,146.00     77,070 N  X                     GRAP     77,070   -      -
APOLLO GROUP INC - CL A       OTC EQ      37604105    1,210,650.00     15,000 N  X                     GRAP     15,000   -      -
ART TECHNOLOGY GROUP INC      OTC EQ      04289L107     882,000.00    588,000 N  X                     GRAP    588,000   -      -
ASCENTIAL SOFTWARE CORP       OTC EQ      04362P207     163,100.00     10,000 N  X                     GRAP     10,000   -      -
ASPEN TECHNOLOGY INC          OTC EQ      45327103      527,850.00     85,000 N  X                     GRAP     85,000   -      -
AUTOBYTEL INC COM             OTC EQ      05275N106     501,320.00     83,000 N  X                     GRAP     83,000   -      -
BEA SYTEMS INC                OTC EQ      73325102      797,400.00     90,000 N  X                     GRAP     90,000   -      -
BELL MICROPRODUCTS INC        OTC EQ      78137106    2,663,393.00    276,860 N  X                     GRAP    276,860   -      -
BINDVIEW DEVELOPMENT CORP     OTC EQ        BVEWE     3,723,128.00    867,862 N  X                     GRAP    867,862   -      -
BROADVISION INC               OTC EQ      111412607     764,775.00    278,100 N  X                     GRAP    278,100   -      -
BROADWING CORPORATION         OTC EQ      1.12E+105     455,500.00     50,000 N  X                     GRAP     50,000   -      -
BUSINESS OBJECTS SA SPONSO    OTC EQ      12328X107     253,400.00     10,000 N  X                     GRAP     10,000   -      -
CALAMP CORP                   OTC EQ      128126109   1,486,722.00    166,300 N  X                     GRAP    166,300   -      -
CALIFORNIA MICRO DEVICES C    OTC EQ      130439102     460,850.00     65,000 N  X                     GRAP     65,000   -      -
CANDIES INC                   OTC EQ      137409108     189,000.00     35,000 N  X                     GRAP     35,000   -      -
CAPTARIS INC                  OTC EQ      14071N104     258,000.00     50,000 N  X                     GRAP     50,000   -      -
CENTRA SOFTWARE INC COM       OTC EQ      15234X103     312,271.00    133,449 N  X                     GRAP    133,449   -      -
CEVA INC                      OTC EQ      157210105     332,406.00     36,500 N  X                     GRAP     36,500   -      -
CHESAPEAKE ENERGY CORP        COMMON      165167107   1,930,500.00    117,000 N  X                     GRAP    117,000   -      -
CHIPMOS TECHNOLOGIES          OTC EQ      G2110R106      63,700.00     10,000 N  X                     GRAP     10,000   -      -
CITIGROUP INC                 COMMON      172967101   1,450,218.00     30,100 N  X                     GRAP     30,100   -      -
CITRIX SYSTEMS                OTC EQ      177376100     856,100.00     35,000 N  X                     GRAP     35,000   -      -
CMGI INC                      OTC EQ      125750109   1,026,375.00    402,500 N  X                     GRAP    402,500   -      -
COCA COLA CO                  COMMON      191216100     412,236.00      9,900 N  X                     GRAP      9,900   -      -
COMPUTER HORIZONS CORP        OTC EQ      205908106     303,809.00     79,740 N  X                     GRAP     79,740   -      -
CONEXANT SYSTEMS INC          OTC EQ      207142100      59,700.00     30,000 N  X                     GRAP     30,000   -      -
COPPER MTN NETWORKS INC       OTC EQ      217510205     475,701.00    174,890 N  X                     GRAP    174,890   -      -
COVAD COMMUNICATIONS GROUP    OTC EQ      222814204   2,679,115.00  1,246,100 N  X                     GRAP  1,246,100   -      -
CRAY INC                      OTC EQ      225223106      97,860.00     21,000 N  X                     GRAP     21,000   -      -
D R HORTON INC                COMMON      23331A109     604,650.00     15,000 N  X                     GRAP     15,000   -      -
DATASTREAM SYSTEMS INC        OTC EQ      238124101     346,500.00     50,000 N  X                     GRAP     50,000   -      -
DESARROLLADORA HOMEX S A D    COMMON      25030W100     236,500.00     10,000 N  X                     GRAP     10,000   -      -
DIGITAL IMPACT INC DEL        OTC EQ      25385G106     155,064.00    109,200 N  X                     GRAP    109,200   -      -
DIOMED HLDGS INC              COMMON      25454R207     110,160.00     25,500 N  X                     GRAP     25,500   -      -
DIRECTV GROUP INC             COMMON      25459L106     551,231.00     32,929 N  X                     GRAP     32,929   -      -
DOLLAR TREE STORES INC        OTC EQ      256747106     230,160.00      8,000 N  X                     GRAP      8,000   -      -
DWANGO NORTH AMERICA CORP     OTC EQ      267405108      92,500.00     50,000 N  X                     GRAP     50,000   -      -
E PIPHANY INC                 OTC EQ      26881V100   1,811,250.00    375,000 N  X                     GRAP    375,000   -      -
EASTMAN KODAK CO              COMMON      277461109   2,096,250.00     65,000 N  X                     GRAP     65,000   -      -
EMBARCADERO TECHNOLOGIES I    OTC EQ        EMBTE       517,550.00     55,000 N  X                     GRAP     55,000   -      -
ENTRUST INC                   OTC EQ      293848107   2,842,500.00    750,000 N  X                     GRAP    750,000   -      -
E-SYNC NETWORKS INC           OTC EQ      269156105         532.00     88,637 N  X                     GRAP     88,637   -      -
EXAR CORP                     OTC EQ      300645108   1,419,000.00    100,000 N  X                     GRAP    100,000   -      -
FIBERSTARS INC                OTC EQ      315662106     471,880.00     47,000 N  X                     GRAP     47,000   -      -
FIRSTCITY FINANCIAL CORP      OTC EQ      33761X107     288,288.00     28,600 N  X                     GRAP     28,600   -      -
G WILLI FOOD INTL LTD         OTC EQ      M52523103     344,250.00     85,000 N  X                     GRAP     85,000   -      -
GENERAL COMMUNICATION INC-    OTC EQ      369385109     331,200.00     30,000 N  X                     GRAP     30,000   -      -
GLENAYRE TECHNOLOGIES INC     OTC EQ      377899109     124,478.00     57,100 N  X                     GRAP     57,100   -      -
HEARX LTD.                    COMMON      422360305     396,000.00    240,000 N  X                     GRAP    240,000   -      -
HI / FN INC                   OTC EQ      428358105   1,844,000.00    200,000 N  X                     GRAP    200,000   -      -
HYPERCOM CORP                 COMMON      44913M105   1,361,600.00    230,000 N  X                     GRAP    230,000   -      -
I SECTOR CORP                 COMMON      45031W107     692,325.00     90,500 N  X                     GRAP     90,500   -      -
I-MANY INC                    OTC EQ      44973Q103     182,550.00    121,700 N  X                     GRAP    121,700   -      -
INDUS INTERNATINAL INC        OTC EQ      9063396A    1,866,080.00    872,000 N  X                     GRAP    872,000   -      -
INNOVO GROUP INC-PAR $0.01    OTC EQ      457954600     201,135.00     79,500 N  X                     GRAP     79,500   -      -
INTRAWARE INC                 OTC EQ      46118M103     374,400.00    320,000 N  X                     GRAP    320,000   -      -
ISHARES MSCI-JAPAN INDEX F    COMMON      464286848   2,184,000.00    200,000 N  X                     GRAP    200,000   -      -
J2 GLOBAL COMMUNICATIONS I    OTC EQ      4.66E+209     241,500.00      7,000 N  X                     GRAP      7,000   -      -
JUNIPER NETWORKS              OTC EQ      48203R104   6,525,600.00    240,000 N  X                     GRAP    240,000   -      -
KORN FERRY INTL               COMMON      500643200   2,149,700.00    103,600 N  X                     GRAP    103,600   -      -
KRISPY KREME DOUGHNUTS INC    COMMON      501014104     378,000.00     30,000 N  X                     GRAP     30,000   -      -
LIGHTBRIDGE INC               OTC EQ      532226107   1,287,728.00    213,200 N  X                     GRAP    213,200   -      -
LOGICVISION INC DEL           OTC EQ      54140W107     146,500.00     50,000 N  X                     GRAP     50,000   -      -
LSI LOGIC CORP                COMMON      502161102     274,000.00     50,000 N  X                     GRAP     50,000   -      -
MAPINFO CORP                  OTC EQ      565105103   2,246,010.00    187,480 N  X                     GRAP    187,480   -      -
MARVELL TECHNOLOGY GROUP L    OTC EQ      G5876H105   1,425,894.00     40,200 N  X                     GRAP     40,200   -      -
MEDIWARE INFORMATION SYSTE    OTC EQ      584946107     126,900.00     10,000 N  X                     GRAP     10,000   -      -
METASOLV INC                  OTC EQ      59139P104   2,690,086.00  1,000,032 N  X                     GRAP  1,000,032   -      -
MICROTUNE INC DEL             OTC EQ      59514P109     113,035.00     18,500 N  X                     GRAP     18,500   -      -
MINDSPEED TECHNOLGIES INC     OTC EQ      602682106      55,600.00     20,000 N  X                     GRAP     20,000   -      -
NASDAQ 100 SHARES UNIT SER    COMMON      631100104   2,394,900.00     60,000 N  X                     GRAP     60,000   -      -
NETIQ CORP                    OTC EQ      64115P102     122,100.00     10,000 N  X                     GRAP     10,000   -      -
NETOPIA INC                   OTC EQ      64114K104   2,429,375.00    747,500 N  X                     GRAP    747,500   -      -
NETSCOUT SYS INC              OTC EQ      64115T104   1,714,288.00    245,600 N  X                     GRAP    245,600   -      -
NIC INC                       OTC EQ      62914B100     279,400.00     55,000 N  X                     GRAP     55,000   -      -
NORTEL NETWORKS CORP          COMMON      656568102     242,900.00     70,000 N  X                     GRAP     70,000   -      -
NOVELL INC                    OTC EQ      670006105   2,025,000.00    300,000 N  X                     GRAP    300,000   -      -
PAIN THERAPEUTICS INC         OTC EQ      69562K100   1,085,826.00    150,600 N  X                     GRAP    150,600   -      -
PALMONE INC                   OTC EQ      69713P107   4,732,500.00    150,000 N  X                     GRAP    150,000   -      -
PATIENT INFOSYSTEMS INC       OTC EQ      702915307     257,600.00     70,000 N  X                     GRAP     70,000   -      -
PEGASYSTEMS INC               OTC EQ      705573103   1,366,506.00    160,200 N  X                     GRAP    160,200   -      -
PLUMTREE SOFTWARE INC         OTC EQ      72940Q104   1,740,200.00    385,000 N  X                     GRAP    385,000   -      -
REDBACK NETWORK INC           OTC EQ      757209507   2,706,800.00    505,000 N  X                     GRAP    505,000   -      -
RETEK INC                     OTC EQ      76128Q109   1,135,905.00    184,700 N  X                     GRAP    184,700   -      -
S1 CORP                       OTC EQ      78463B101   4,298,750.00    475,000 N  X                     GRAP    475,000   -      -
SELECTICA INC DEL             OTC EQ      816288104     853,472.00    238,400 N  X                     GRAP    238,400   -      -
SERVICEWARE TECHNOLOGIES I    OTC EQ      81763Q109      34,800.00     60,000 N  X                     GRAP     60,000   -      -
SIRF TECHNOLOGY HOLDINGS I    OTC EQ      82967H101     127,200.00     10,000 N  X                     GRAP     10,000   -      -
SOMERA COMMUNICATIONS INC     OTC EQ      834458101     539,750.00    425,000 N  X                     GRAP    425,000   -      -
SONIC SOLUTIONS               OTC EQ      835460106   2,434,740.00    108,500 N  X                     GRAP    108,500   -      -
STRATEX NETWORKS INC          OTC EQ      86279T109   2,090,500.00    925,000 N  X                     GRAP    925,000   -      -
SUMTOTAL SYSTEMS INC          OTC EQ      866615107   2,258,723.00    430,233 N  X                     GRAP    430,233   -      -
SYBASE INC                    COMMON      871130100     339,150.00     17,000 N  X                     GRAP     17,000   -      -
SYMANTEC CORP                 OTC EQ      871503108   2,071,104.00     80,400 N  X                     GRAP     80,400   -      -
SYNNEX CORPORATION            COMMON      87162W100   1,443,600.00     60,000 N  X                     GRAP     60,000   -      -
TAKE-TWO INTERACTIVE SOFTW    OTC EQ      874054109     695,800.00     20,000 N  X                     GRAP     20,000   -      -
TELEGLOBE INTNL HLDG LTD      OTC EQ      G87340108     345,950.00     85,000 N  X                     GRAP     85,000   -      -
TELESYSTEM INTERNATIONAL      OTC EQ      879946606     661,329.00     59,100 N  X                     GRAP     59,100   -      -
TEXAS MERIDIAN RESOURCES C    COMMON      58977Q109     907,500.00    150,000 N  X                     GRAP    150,000   -      -
TOLLGRADE COMMUNICATIONS I    OTC EQ      889542106   1,549,584.00    126,600 N  X                     GRAP    126,600   -      -
TOP IMAGE SYSTEMS LTD         OTC EQ      M87896102     457,509.00    150,003 N  X                     GRAP    150,003   -      -
TRANSWITCH CORP               OTC EQ      894065101     307,846.00    199,900 N  X                     GRAP    199,900   -      -
TRIQUINT SEMICONDUCTOR INC    OTC EQ      89674K103     111,250.00     25,000 N  X                     GRAP     25,000   -      -
UNITED AMERICAN HEALTHCARE    OTC EQ      90934C105     528,063.00     83,700 N  X                     GRAP     83,700   -      -
VERITAS SOFTWARE CORP         OTC EQ      923436109     216,980.00      7,600 N  X                     GRAP      7,600   -      -
VERSO TECH INC                OTC EQ      925317109     555,068.00    770,928 N  X                     GRAP    770,928   -      -
VERTICALNET INC               OTC EQ      92532L206     249,439.00    154,931 N  X                     GRAP    154,931   -      -
VIGNETTE CORP                 OTC EQ      926734104     208,500.00    150,000 N  X                     GRAP    150,000   -      -
VIISAGE TECHNOLOGY INC        OTC EQ      92675K106     495,550.00     55,000 N  X                     GRAP     55,000   -      -
VITESSE SEMICONDUCTOR CORP    OTC EQ      928497106      52,950.00     15,000 N  X                     GRAP     15,000   -      -
WATCHGUARD TECH INC           OTC EQ      941105108   1,484,050.00    335,000 N  X                     GRAP    335,000   -      -
WESTELL TECHNOLOGIES INC-C    OTC EQ      957541105   1,102,960.00    162,200 N  X                     GRAP    162,200   -      -
WORLD WIRELESS COMMUNICATI    OTC EQ      98155B102       3,600.00    160,000 N  X                     GRAP    160,000   -      -
XILINX INC                    OTC EQ      983919101     448,017.00     15,100 N  X                     GRAP     15,100   -      -
YOUBET.COM INC                OTC EQ      987413101     165,968.00     32,800 N  X                     GRAP     32,800   -      -
ZHONE TECHNOLOGIES INC NEW    OTC EQ      98950P108     194,250.00     75,000 N  X                     GRAP     75,000   -      -
ZONE 4 PLAY INC               OTC EQ      989759105     115,115.00     80,500 N  X                     GRAP     80,500   -      -
